Supplemental Cash Flow Information	12 Months Ended
Jan. 31, 2023
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 21 – Supplemental Cash Flow Information

The following tables presents the cash flow changes in operating asset and liabilities:

	January 31,	January 31,	January 31,
Year Ended	2023	2022	2021
Trade accounts receivable	151	(2,884)	143
Other accounts receivable	2,589	2,042	(7,098)
Prepaid expenses and other	(5,663)	(8,276)	(5,029)
Inventory	103	(498)	99
Accounts payable	(620)	2,336	(686)
Accrued liabilities	2,433	13,760	(999)
Income taxes payable	753	426	3,835
Operating leases	(95)	(259)	283
Deferred revenue	8,142	6,142	5,877
	7,793	12,789	(3,575)